Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Yorkville America Investment Trust
Entity Central Index Key	0001040674
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Truth Social God Bless America ETF
Shareholder Report [Line Items]
Fund Name	Truth Social God Bless America ETF
Class Name	Truth Social God Bless America ETF
Trading Symbol	YALL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Truth Social God Bless America ETF for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/yall. You can also request this information by contacting us at 1-201-985-8300.
Additional Information Phone Number	1-201-985-8300
Additional Information Website	https://www.truthsocialfunds.com/etfs/yall
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Truth Social God Bless America ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the God Bless America ETF returned 4.16% at NAV, trailing the S&P 500 Total Return Index’s 20.38% return.
Since its inception on October 10, 2022, the Fund has delivered a cumulative return of 133.84%, outperforming the S&P 500 Total Return Index’s 124.70%. This long-term outperformance reflects our commitment to investing in American strength, ingenuity, and resilience. The Fund invests at least 80% of its net assets in U.S. equities across all 11 S&P 500 sectors, with more than 90% of its portfolio actively invested throughout the fiscal year, supporting American businesses focused on creating shareholder value.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to energy contributed positively as the Iran war drove energy prices higher earlier in the year. Strong stock selection in materials also boosted returns.  Conversely, the Fund’s underweight to information technology relative to the S&P 500 weighed on performance, as did stock selection in communication services.

Top Contributors
↑	Amgen, Inc.
↑	NVIDIA Corp.
↑	Broadcom, Inc.
↑	Newmont Corp.

Top Detractors
↓	Charter Communications, Inc.
↓	Strategy, Inc.
↓	MARA Holdings, Inc.
↓	Tractor Supply Co.
HOW HAS THE FUND CHANGED?
Effective June 22, 2026, the God Bless America ETF  was reorganized into the Truth Social God Bless America ETF (the “Fund”).
Effective June 22, 2026, Yorkville America Equities, LLC replaced Tidal Investments, LLC  (“Tidal”)  as the Fund’s investment advisor, and Tidal became a sub-advisor for the Fund.
Effective June 22, 2026,  KPMG LLP (“KPMG”) became the independent registered public accounting firm of the Fund and Cohen & Co. was dismissed as the Fund’s accounting firm. KPMG serves as the accounting firm for all funds in the Yorkville America Investment Trust.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2022)
Truth Social God Bless America ETF NAV	4.16	24.40
S&P 500 TR	20.38	23.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.truthsocialfunds.com/etfs/yall for more recent performance information.
Net Assets	$ 89,086,719
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 629,755
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$89,086,719
Number of Holdings	39
Net Advisory Fee	$629,755
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
NVIDIA Corp.	7.4%
Palantir Technologies, Inc.	6.9%
Tesla, Inc.	5.5%
Broadcom, Inc.	5.5%
Charles Schwab Corp.	4.8%
Charter Communications, Inc.	4.3%
Space Exploration Technologies Corp.	4.2%
Amgen, Inc.	4.2%
Costco Wholesale Corp.	4.2%
Boeing Co.	4.0%

Updated Prospectus Web Address	https://www.truthsocialfunds.com/etfs/yall